UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment |_|; Amendment Number:
                                                -----------------------
         This Amendment (Check only one.):  |_| is a restatement.
                                            |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     SPIRIT OF AMERICA MANAGEMENT CORP /NY
Address:  477 JERICHO TURNPIKE
          SYOSSET, NEW YORK 11791

Form 13F File Number: 28-13233

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Joseph C. Pickard, Esq.
Title:    SVP - General Counsel
Phone:    (516) 921-4200 x 5571

Signature, Place, and Date of Signing:

   /s/ Joseph C. Pickard              Syosset, NY           April 23, 2009
   ----------------------        -------------------       ----------------
   Signature                          City, State                Date

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:                   None

Form 13F Information Table Entry Total:              54

Form 13F Information Table Value Total:              $ 78,818
                                                     --------
                                                     (thousands)

List of Other Included Managers:    None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

FORM 13F INFORMATION TABLE

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         COLUMN 1             COLUMN2   COLUMN 3 COLUMN 4            COLUMN 5          COLUMN 6   COLUMN 7           COLUMN 8
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                                                                                                               VOTING AUTHORITY
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      NAME OF ISSUER           TITLE     CUSIP      VALUE      SHRS OR   SH/    PUT/   INVESTMENT  OTHER       SOLE   SHARED   NONE
                               OF CLASS                        PRN AMT   PRN    CALL   DISCRETION MANAGERS     (A)      (B)    (C)
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AMB PROPERTY C                  STOCK   00163T109  1,216,800     84,500   SH           SOLE         NONE                       NONE
AMERICAN CAMPUS COMMUNITIES, I  STOCK   24835100     555,520     32,000   SH           SOLE         NONE                       NONE
ANNALY MORTGAGE MANAGEMENT      STOCK   35710409   1,733,750    125,000   SH           SOLE         NONE                       NONE
APARTMENT INVESTMENT & MNGMT    STOCK   03748R101    331,529     60,498   SH           SOLE         NONE                       NONE
ASHFORD HOSPITALITY TRUST       STOCK   44103109     999,458    648,999   SH           SOLE         NONE                       NONE
ASSOCIATED ESTATES REALTY CORP  STOCK   45604105     568,000    100,000   SH           SOLE         NONE                       NONE
AVALONBAY COMMUNITIES INC       STOCK   53484101   3,140,721     66,739   SH           SOLE         NONE                       NONE
BIOMED REALTY TRUST INC         STOCK   09063H107    406,200     60,000   SH           SOLE         NONE                       NONE
BOSTON PROPERTIES INC           STOCK   101121101  3,267,774     93,285   SH           SOLE         NONE                       NONE
BRANDYWINE REALTY TRUST         STOCK   105368203    101,309     35,547   SH           SOLE         NONE                       NONE
COGDELL SPENCER INC             STOCK   19238U107    117,045     22,950   SH           SOLE         NONE                       NONE
COLONIAL PROPERTIES TRUST       STOCK   195872106    354,288     92,989   SH           SOLE         NONE                       NONE
DEVELOPERS DIVERSIFIED REALTY   STOCK   251591103    213,000    100,000   SH           SOLE         NONE                       NONE
DIGITAL REALTY TRUST INC        STOCK   253868103  1,005,354     30,300   SH           SOLE         NONE                       NONE
DUPONT FABROS TECHNOLOGY INC    STOCK   26613Q106    297,904     43,300   SH           SOLE         NONE                       NONE
EQUITY ONE                      STOCK   294752100  1,907,735    156,500   SH           SOLE         NONE                       NONE
EQUITY RESIDENTIAL              STOCK   29476L107  3,633,300    198,000   SH           SOLE         NONE                       NONE
ESSEX PROPERTY TRUST            STOCK   297178105    957,578     16,700   SH           SOLE         NONE                       NONE
FEDERAL REALTY INVESTMENT TRUS  STOCK   313747206  1,886,000     41,000   SH           SOLE         NONE                       NONE
FELCOR LODGING TRUST INC.       STOCK   31430F101  1,679,278  1,234,763   SH           SOLE         NONE                       NONE
FIRST INDUSTRIAL REALTY TRUST,  STOCK   32054K103    150,146     61,284   SH           SOLE         NONE                       NONE
GLIMCHER REALTY TRUST           STOCK   379302102    355,603    254,002   SH           SOLE         NONE                       NONE
HCP INC                         STOCK   40414L109  3,391,500    190,000   SH           SOLE         NONE                       NONE
HEALTH CARE REIT                STOCK   42217K106  2,425,787     79,300   SH           SOLE         NONE                       NONE
HEALTHCARE REALTY TRUST, INC.   STOCK   421946104  1,274,060     84,994   SH           SOLE         NONE                       NONE
HIGHWOODS PROPERTIES, INC.      STOCK   431284108  1,132,454     52,869   SH           SOLE         NONE                       NONE
HOST HOTELS & RESORTS           STOCK   44107P104  1,654,632    422,100   SH           SOLE         NONE                       NONE
KIMCO REALTY CORPORATION        STOCK   49446R109  1,466,682    192,478   SH           SOLE         NONE                       NONE
LASALLE HOTEL                   STOCK   517942108    239,440     41,000   SH           SOLE         NONE                       NONE
LEXINGTON CORP. PROPERTIES TRU  STOCK   529043101    956,229    401,777   SH           SOLE         NONE                       NONE
LIBERTY PROPERTY TRUST          STOCK   531172104  1,609,900     85,000   SH           SOLE         NONE                       NONE
MACERICH CO.                    STOCK   554382101    482,020     77,000   SH           SOLE         NONE                       NONE
MACK-CALI REALTY CORP           STOCK   554489104  3,488,343    176,090   SH           SOLE         NONE                       NONE
MID-AMERICA APARTMENT COMM.     STOCK   59522J103  1,940,348     62,937   SH           SOLE         NONE                       NONE
NATIONAL HEALTH INVESTORS INC   STOCK   63633D104  1,348,874     50,200   SH           SOLE         NONE                       NONE
NATIONAL RETAIL PROPERTIES I    STOCK   637417106  2,221,148    140,224   SH           SOLE         NONE                       NONE
PENNSYLVANIA REAL ESTATE INVES  STOCK   709102107    142,000     40,000   SH           SOLE         NONE                       NONE
POST PROPERTIES, INC.           STOCK   737464107    329,550     32,500   SH           SOLE         NONE                       NONE
PROLOGIS                        STOCK   743410102  1,738,692    267,491   SH           SOLE         NONE                       NONE
PUBLIC STORAGE INC              STOCK   74460D109  4,243,255     76,801   SH           SOLE         NONE                       NONE
REALTY INCOME                   STOCK   756109104  1,016,280     54,000   SH           SOLE         NONE                       NONE
REGENCY CENTERS CORPORATION     STOCK   758849103  1,437,437     54,100   SH           SOLE         NONE                       NONE
SENIOR HOUSING PROPERTIES TR.   STOCK   81721M109    360,314     25,700   SH           SOLE         NONE                       NONE
SIMON PROPERTY GROUP            STOCK   828806109  4,250,467    122,704   SH           SOLE         NONE                       NONE
SL GREEN RLTY                   STOCK   78440X101  1,326,931    122,864   SH           SOLE         NONE                       NONE
SOVRAN SELF STORAGE, INC.       STOCK   84610H108  2,184,704    108,800   SH           SOLE         NONE                       NONE
SUNSHINE HOTEL INVESTORS INC    STOCK   867892101    201,611     76,658   SH           SOLE         NONE                       NONE
TANGER FACTORY OUTLET CENTERS,  STOCK   875465106    688,178     22,300   SH           SOLE         NONE                       NONE
TAUBMAN CENTERS INC.            STOCK   876664103    893,305     52,424   SH           SOLE         NONE                       NONE
UDR INC                         STOCK   902653104  2,927,529    340,015   SH           SOLE         NONE                       NONE
VENTAS INC                      STOCK   92276F100  2,435,097    107,700   SH           SOLE         NONE                       NONE
VORNADO REALTY TRUST            STOCK   929042109  3,909,090    117,602   SH           SOLE         NONE                       NONE
WASHINGTON REAL ESTATE INVEST.  STOCK   939653101    692,000     40,000   SH           SOLE         NONE                       NONE
WEINGARTEN REALTY INVESTORS     STOCK   948741103  1,531,768    160,900   SH           SOLE         NONE                       NONE